Net finance expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net finance expense
Senior Secured and Senior Notes	$ 113	$ 72
Interest on related party borrowings		43	$ 146
Net pension interest costs	3	3	3
Foreign currency translation losses	3	49	(93)
Gains on derivative financial instruments			5
Other net finance expense	19	11	9
Net finance expense before exceptional items	138	178	70
Exceptional finance (income)/expense (note 5)	(218)	57
Net finance (income)/expense	(80)	235	70
Interest Paid to Related Parties		43	146
Interest on lease liabilities	$ 12	$ 8	$ 6